Summary of Significant Accounting Policies -Summary of Useful Lives of Property Plant and Equipment (Detail)	Dec. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Others [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 months
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Minimum [Member] | Others [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years